PORTFOLIO OF INVESTMENTS
Columbia Sustainable Global Equity Income ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .4%
Issuer Shares Value ($)
Australia  4.1%
AGL Energy Ltd. 5,691 76,006
BHP Group Ltd. 3,331 87,860
BHP Group PLC 3,044 66,601
CIMIC Group Ltd. 3,692 72,393
Computershare Ltd. 5,510 66,359
Fortescue Metals Group Ltd. 14,250 108,657
Rio Tinto Ltd. 970 64,138
South32 Ltd. 23,616 41,738
Woodside Petroleum Ltd. 3,652 84,909
Total 668,661
Austria  0.7%
Erste Group Bank AG
(a)
1,853 68,094
OMV AG 774 38,590
Total 106,684
Canada  2.1%
Atco Ltd. Class I 810 31,615
George Weston Ltd. 651 52,496
Gildan Activewear, Inc. 1,271 35,241
Imperial Oil Ltd. 1,585 37,607
Magna International, Inc. 855 43,372
Open Text Corp. 1,343 60,481
Quebecor, Inc. Class B 1,431 35,533
West Fraser Timber Co. Ltd. 1,113 44,619
Total 340,964
China  0.4%
BOC Hong Kong Holdings Ltd. 20,755 69,362
Denmark  0.4%
Carlsberg A/S Class B 391 57,195
Finland  0.3%
UPM-Kymmene OYJ 1,499 47,394
France  1.6%
BNP Paribas SA 955 50,848
Eiffage SA 587 68,141
Publicis Groupe SA 1,736 77,011
Valeo SA 1,055 31,474
Vinci SA 370 41,085
Total 268,559
Germany  2.8%
Covestro AG
(b)
1,769 74,790
Deutsche Telekom AG 3,104 50,243
E.ON SE 3,992 45,301
Fraport AG Frankfurt Airport Services
Worldwide 612 45,671
Fresenius Medical Care AG & Co. KGaA 834 64,419
HeidelbergCement AG 593 40,271
Henkel AG & Co. KGaA 356 32,942
HOCHTIEF AG 698 80,911
KION Group AG 510 32,046
Total 466,594
Hong Kong  1.5%
HKT Trust & HKT Ltd. 51,441 77,113
Kerry Properties Ltd. 27,536 77,485
Swire Properties Ltd. 15,208 47,593
Wheelock & Co. Ltd. 7,908 48,528
Total 250,719
Italy  0.5%
Enel SpA 5,152 44,848
Telecom Italia Spa-RSP 75,387 39,683
Total 84,531
Japan  14.0%
Alfresa Holdings Corp. 3,100 63,696
Common Stocks (continued)
Issuer Shares Value ($)
Astellas Pharma, Inc. 4,084 73,496
Dai-ichi Life Holdings, Inc. 3,997 61,070
Fuji Electric Co. Ltd. 2,187 66,386
FUJIFILM Holdings Corp. 1,642 83,081
Honda Motor Co. Ltd. 2,184 57,046
Idemitsu Kosan Co. Ltd. 2,417 61,660
ITOCHU Corp. 3,961 93,849
JXTG Holdings, Inc. 15,401 66,614
Kajima Corp. 5,071 65,782
KDDI Corp. 2,138 64,524
Kirin Holdings Co. Ltd. 3,515 78,239
Kyowa Kirin Co. Ltd. 3,056 72,914
Kyushu Electric Power Co., Inc. 8,208 68,157
Lawson, Inc. 1,013 59,255
Mitsubishi Chemical Holdings Corp. 11,308 83,465
Mitsubishi Corp. 3,078 80,170
Mitsubishi Heavy Industries Ltd. 1,883 69,910
Mitsubishi UFJ Financial Group, Inc. 14,810 77,681
Mitsubishi UFJ Lease & Finance Co. Ltd. 11,720 75,044
Mitsui Chemicals, Inc. 3,030 68,632
Nikon Corp. 6,212 76,744
Nippon Telegraph & Telephone Corp. 2,646 68,027
NTT DOCOMO, Inc. 2,063 59,139
ORIX Corp. 4,823 82,679
Persol Holdings Co. Ltd. 2,366 43,332
Resona Holdings, Inc. 17,764 74,721
Shionogi & Co. Ltd. 788 47,730
Showa Denko KK 2,983 73,622
Sompo Holdings, Inc. 961 36,645
Sumitomo Dainippon Pharma Co. Ltd. 1,853 32,534
Sumitomo Mitsui Financial Group, Inc. 2,235 80,092
T&D Holdings, Inc. 4,305 47,306
Toyota Tsusho Corp. 2,332 82,513
Total 2,295,755
Netherlands  2.2%
Heineken Holding NV 569 56,057
Koninklijke Ahold Delhaize NV 3,127 76,931
Koninklijke Philips NV 1,265 58,038
NN Group NV 2,037 70,882
Randstad NV 980 56,430
Wolters Kluwer NV 456 34,323
Total 352,661
Norway  0.7%
Aker BP ASA 3,058 86,653
DNB ASA 1,984 34,836
Total 121,489
Singapore  0.8%
DBS Group Holdings Ltd. 2,372 44,089
Jardine Cycle & Carriage Ltd. 1,587 33,975
Oversea-Chinese Banking Corp. Ltd. 5,755 45,664
Total 123,728
Spain  2.3%
ACS Actividades de Construccion y
Servicios SA 2,364 78,672
Banco Bilbao Vizcaya Argentaria SA 10,253 53,045
Enagas SA 2,390 64,414
Red Electrica Corp. SA 3,421 68,374
Repsol SA 3,780 52,216
Telefonica SA 8,752 59,251
Total 375,972
Sweden  0.5%
Boliden AB 1,415 33,662

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable Global Equity Income ETF
January 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Sandvik AB 2,702 49,380
Total 83,042
Switzerland  0.2%
Sonova Holding AG 132 33,094
United Kingdom  1.3%
3i Group PLC 2,648 38,553
CNH Industrial NV 2,960 28,289
Imperial Brands PLC 2,713 69,766
Wm Morrison Supermarkets PLC 29,126 69,858
Total 206,466
United States  63.0%
AbbVie, Inc. 1,638 132,711
AES Corp. (The) 7,516 149,268
Allstate Corp. (The) 688 81,555
Ally Financial, Inc. 2,974 95,257
American Electric Power Co., Inc. 804 83,793
American Express Co. 476 61,818
Ameriprise Financial, Inc.
(c)
407 67,322
AmerisourceBergen Corp. 812 69,475
Amgen, Inc. 491 106,081
Apple, Inc. 223 69,021
Applied Materials, Inc. 1,538 89,189
Avery Dennison Corp. 476 62,470
Baker Hughes Co. 4,853 105,116
Bank of New York Mellon Corp. (The) 1,702 76,216
Best Buy Co., Inc. 1,803 152,696
BorgWarner, Inc. 1,601 54,898
Bunge Ltd. 1,972 103,392
Campbell Soup Co. 1,773 85,795
Cardinal Health, Inc. 2,584 132,327
Celanese Corp. 981 101,533
Church & Dwight Co., Inc. 1,409 104,576
Citizens Financial Group, Inc. 3,435 128,057
Comerica, Inc. 2,153 131,677
Conagra Brands, Inc. 2,606 85,790
ConocoPhillips 2,091 124,268
Cummins, Inc. 656 104,940
CVS Health Corp. 1,712 116,108
Delta Air Lines, Inc. 1,677 93,476
DTE Energy Co. 1,018 134,997
DXC Technology Co. 4,064 129,560
Edison International 2,164 165,654
Estee Lauder Cos., Inc. (The) Class A 344 67,135
Exelon Corp. 2,706 128,779
Exxon Mobil Corp. 1,445 89,763
Fortune Brands Home & Security, Inc. 1,075 73,863
Franklin Resources, Inc. 3,787 95,811
Gap, Inc. (The) 8,008 139,419
General Mills, Inc. 2,062 107,678
Gilead Sciences, Inc. 2,396 151,427
Goldman Sachs Group, Inc. (The) 555 131,951
Hanesbrands, Inc. 6,558 90,238
Harley-Davidson, Inc. 3,893 130,026
Hewlett Packard Enterprise Co. 4,047 56,375
Honeywell International, Inc. 372 64,438
Hormel Foods Corp. 1,460 69,000
HP, Inc. 7,646 163,013
Huntington Ingalls Industries, Inc. 355 92,655
Ingredion, Inc. 1,773 156,024
International Business Machines Corp. 754 108,372
Interpublic Group of Cos., Inc. (The) 6,691 151,886
JM Smucker Co. (The) 1,384 143,396
Common Stocks (continued)
Issuer Shares Value ($)
Juniper Networks, Inc. 5,354 122,821
KeyCorp 5,850 109,453
Kroger Co. (The) 3,139 84,314
Lam Research Corp. 416 124,055
Lennox International, Inc. 238 55,449
Lincoln National Corp. 2,295 125,032
Lowe's Cos., Inc. 701 81,484
ManpowerGroup, Inc. 1,429 130,739
Masco Corp. 1,226 58,260
Molson Coors Beverage Co. Class B 3,020 167,852
Morgan Stanley 2,697 140,945
Mosaic Co. (The) 3,703 73,468
Newmont Corp. 1,394 62,814
NextEra Energy, Inc. 232 62,222
Nielsen Holdings PLC 5,979 121,972
Nordstrom, Inc. 3,494 128,789
Northrop Grumman Corp. 179 67,048
Nucor Corp. 1,931 91,703
Omnicom Group, Inc. 1,497 112,739
ONEOK, Inc. 1,455 108,936
Oracle Corp. 1,395 73,168
Owens Corning 838 50,691
Parker-Hannifin Corp. 600 117,414
Perrigo Co. PLC 2,168 123,663
Phillips 66 933 85,248
PNC Financial Services Group, Inc. (The) 602 89,427
PPG Industries, Inc. 427 51,172
PPL Corp. 4,146 150,044
Principal Financial Group, Inc. 1,718 90,968
Prudential Financial, Inc. 1,379 125,572
Quest Diagnostics, Inc. 771 85,327
Regions Financial Corp. 5,895 91,785
Robert Half International, Inc. 2,466 143,447
Rockwell Automation, Inc. 446 85,480
Schlumberger Ltd. 4,046 135,581
Sempra Energy 780 125,299
Skyworks Solutions, Inc. 866 97,988
Snap-on, Inc. 772 123,234
Southwest Airlines Co. 1,610 88,518
Starbucks Corp. 866 73,463
State Street Corp. 1,069 80,848
Steel Dynamics, Inc. 4,846 144,798
Target Corp. 536 59,357
Texas Instruments, Inc. 692 83,490
UGI Corp. 2,643 109,922
Valero Energy Corp. 1,290 108,760
Walt Disney Co. (The) 588 81,326
Western Union Co. (The) 3,699 99,503
Zions Bancorp NA 2,335 106,219
Total 10,322,092
Total Common Stocks
(Cost $15,487,419) 16,274,962
Money Market Funds 0 .5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.409%
(d)
85,245 85,245
Total Money Market Funds
(Cost $85,245) 85,245

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable Global Equity Income ETF
January 31, 2020 (Unaudited)
| 3
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section
4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the net value of these securities amounted to $74,790 which represents 0.46% of net assets.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:
(d) The rate shown is the seven-day current annualized yield at January 31, 2020.
Total Investments in Securities
(Cost $15,572,664) 16,360,207
Other Assets & Liabilities, Net 17,200
Net Assets 16,377,407
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 498 – (91) 407 2,377 4,473 483 67,322
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.